Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000012485
Shareholder Report [Line Items]
Fund Name	Lisanti Small Cap Growth Fund
Trading Symbol	ASCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lisanti Small Cap Growth Fund for the period of January 1, 2025, to December 31, 2025,
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Lisanti Small Cap Growth Fund for the period of January 1, 2025, to December 31, 2025, including certain material changes to the Fund that occurred during the period. You can find additional information about the Fund at https://lisantismallcap.com/investing-in-the-fund. You can also request this information by contacting us at (800) 441-7031.

Material Fund Change Notice [Text Block]	including certain material changes to the Fund that occurred during the period.
Additional Information Phone Number	(800) 441-7031
Additional Information Website	https://lisantismallcap.com/investing-in-the-fund
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lisanti Small Cap Growth Fund	$182	1.74%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed the Russell 2000® Index  in 2025. Performance of the Fund in 2025 was driven by individual stock selection and style bias. The Fund’s investment process focuses on companies that have individual, idiosyncratic drivers of growth and are showing or on the path to show strong operating leverage. This focus was the main driver of performance. At the sector level, the Industrials sector was the strongest contributor to performance, as the Fund benefited from our focus on smaller, technology focused defense companies and companies involved in the Artificial Intelligence infrastructure/data center buildout. The Information Technology sector was also a strong contributor, driven by our focus on Artificial Intelligence beneficiaries. Materials, Communication Services, Financials and Industrials also contributed to the Fund’s performance. Consumer Discretionary and Health Care were the largest detractors to performance; Consumer Discretionary suffered as tariff worries hit the sector in the first part of the year and investors worried about the health of the consumer through most of 2025. Health Care’s underperformance was driven by stock selection, as several of the Fund’s holdings had fundamental issues. Our top three contributors were Lumentum Holdings, Inc.; Credo Technology Group Holding Ltd., and Kratos Defense & Security Solutions Inc. Our bottom three detractors were RH; FTAI Aviation Ltd., and Inspire Medical Systems Inc.

During the year ended December 31, 2025, the Fund’s use of current investment strategies did not cause the Fund’s performance to deviate materially from the manager’s expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Lisanti Small Cap Growth Fund	Russell 2000® Index	Russell 2000 Growth Index
12/31/15	$10,000	$10,000	$10,000
03/31/16	$9,121	$9,848	$9,532
06/30/16	$9,206	$10,222	$9,841
09/30/16	$10,248	$11,146	$10,748
12/31/16	$10,732	$12,131	$11,132
03/31/17	$11,351	$12,430	$11,727
06/30/17	$12,107	$12,736	$12,242
09/30/17	$12,857	$13,458	$13,003
12/31/17	$13,714	$13,908	$13,599
03/31/18	$14,181	$13,896	$13,912
06/30/18	$15,573	$14,973	$14,918
09/30/18	$17,447	$15,509	$15,742
12/31/18	$13,454	$12,376	$12,334
03/31/19	$15,816	$14,181	$14,448
06/30/19	$16,804	$14,478	$14,845
09/30/19	$15,794	$14,130	$14,226
12/31/19	$16,902	$15,535	$15,847
03/31/20	$13,189	$10,779	$11,764
06/30/20	$18,323	$13,519	$15,362
09/30/20	$20,156	$14,185	$16,461
12/31/20	$25,834	$18,636	$21,335
03/31/21	$27,270	$21,002	$22,375
06/30/21	$28,530	$21,904	$23,251
09/30/21	$27,762	$20,949	$21,937
12/31/21	$28,595	$21,397	$21,939
03/31/22	$24,474	$19,787	$19,169
06/30/22	$18,259	$16,385	$15,478
09/30/22	$18,336	$16,026	$15,516
12/31/22	$17,907	$17,024	$16,157
03/31/23	$18,767	$17,491	$17,138
06/30/23	$19,298	$18,401	$18,347
09/30/23	$17,173	$17,457	$17,004
12/31/23	$18,688	$19,906	$19,171
03/31/24	$21,242	$20,938	$20,625
06/30/24	$21,864	$20,251	$20,023
09/30/24	$23,074	$22,129	$21,707
12/31/24	$23,865	$22,203	$22,077
03/31/25	$19,761	$20,099	$19,623
06/30/25	$23,135	$21,807	$21,971
09/30/25	$26,015	$24,510	$24,650
12/31/25	$26,199	$25,047	$24,949

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Lisanti Small Cap Growth Fund	9.78%	0.28%	10.11%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 2000 Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Fund changed its primary benchmark from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely aligns with the Fund’s investment strategies and investment restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the Russell 2000 Growth Index as a secondary benchmark
Updated Performance Information Location [Text Block]	Updated performance can be found www.lisantismallcap.com/portfolio-performance.
AssetsNet	$ 17,456,781
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 42,169
InvestmentCompanyPortfolioTurnover	358.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$17,456,781
# of Portfolio Holdings	93
Portfolio Turnover Rate	358%
Investment Advisory Fees (Net of fees waived)	$42,169

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Industrials	26.6%
Health-Care	26.3%
Information Technology	23.4%
Consumer Discretionary	14.2%
Financials	4.1%
Materials	3.3%
Communication Services	1.2%
Energy	0.9%

* excluding cash equivalents

Asset Class Weightings

(% total investments)

Value	Value
Common Stock	98.0%
Money Market Fund	2.0%

Largest Holdings [Text Block]

Top Ten Holdings

(% total  investments)*

Mercury Systems, Inc.	2.25%
JFrog, Ltd.	2.18%
Carpenter Technology Corp.	2.15%
SiTime Corp.	1.93%
Alphatec Holdings, Inc.	1.89%
Huron Consulting Group, Inc.	1.87%
Five Below, Inc.	1.86%
Ligand Pharmaceuticals, Inc.	1.85%
BrightSpring Health Services, Inc.	1.84%
Klaviyo, Inc., Class A	1.82%

* excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

Lisanti Capital Growth, LLC (the “Adviser”) had contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses to 1.35% (subject to certain exclusions) through April 30, 2025 (the “Expense Cap”). On May 1, 2025, the Expense Cap expired without renewal by Forum Funds' Board of Trustees (the "Board"). Effective May 1, 2025, the Adviser voluntarily agreed to waive its fee and/or reimburse Fund expenses to limit the Fund’s Total Annual Fund Operating Expenses to 1.99% (subject to certain exclusions). This expense limitation will continue on a voluntary basis at the Adviser’s discretion, based on consultation with the Board. Amounts waived pursuant to the voluntary expense limitation arrangement are not subject to recoupment. Other fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board.

Material Fund Change Expenses [Text Block]	Lisanti Capital Growth, LLC (the “Adviser”) had contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses to 1.35% (subject to certain exclusions) through April 30, 2025 (the “Expense Cap”). On May 1, 2025, the Expense Cap expired without renewal by Forum Funds' Board of Trustees (the "Board"). Effective May 1, 2025, the Adviser voluntarily agreed to waive its fee and/or reimburse Fund expenses to limit the Fund’s Total Annual Fund Operating Expenses to 1.99% (subject to certain exclusions). This expense limitation will continue on a voluntary basis at the Adviser’s discretion, based on consultation with the Board. Amounts waived pursuant to the voluntary expense limitation arrangement are not subject to recoupment. Other fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board.